Consolidated Statements of Shareholders' Equity - USD ($)		Total	Ordinary Shares	Shares Subscription Receivables	Additional paid-in capital	Retained earnings (accumulated deficit) Statutory reserves	Retained earnings (accumulated deficit) Unrestricted	Accumulated other comprehensive loss	Noncontrolling interest
Balance at Dec. 31, 2015		$ 818,753	$ 260	$ (100)	$ 936,440		$ (106,269)	$ (11,578)
Balance, shares at Dec. 31, 2015	[1]		26,000
Capital contributions		6,860,367		(45,357)	6,905,724
Capital contributions, shares
Capital contributions from new noncontrolling interest		1,184,202							1,184,202
Excess consideration received from noncontrolling interest
over carrying value					204,228				(204,228)
Net income (loss) attributable to Golden Bull Limited		160,905					160,905
Net income (loss) attributable to noncontrolling interest		3,906							3,906
Statutory reserve						6,189	(6,189)
Foreign currency translation		(208,333)						(184,509)	(23,824)
Balance at Dec. 31, 2016		8,819,800	$ 260	(45,457)	8,046,392	6,189	48,447	(196,087)	960,056
Balance, shares at Dec. 31, 2016	[1]		26,000
Variable interest entity acquired and contributed by shareholders		17,853			17,853
Noncontrolling interests acquired and contributed by shareholders					348,323				(348,323)
Capital restructuring			$ 109,424		(109,424)
Capital restructuring, shares	[1]		10,942,360
Issuance of ordinary shares to service providers		4,030,000	$ 20,316		4,009,684
Issuance of ordinary shares to service providers, shares	[1]		2,031,640
Net income (loss) attributable to Golden Bull Limited		(942,368)					(942,368)
Net income (loss) attributable to noncontrolling interest		(54,457)							(54,457)
Foreign currency translation		574,628						526,793	47,835
Balance at Dec. 31, 2017		12,445,456	$ 130,000	(45,457)	12,312,828	6,189	(893,921)	330,706	605,111
Balance, shares at Dec. 31, 2017	[1]		13,000,000
Issuance of original ordinary shares through Initial public offering, net		2,481,054	$ 15,500		2,465,554
Issuance of original ordinary shares through Initial public offering, net, shares	[1]		1,550,000
Issuance of over-allotment ordinary shares		841,650	$ 2,325		839,325
Issuance of over-allotment ordinary shares, shares	[1]		232,500
Issuance of exercised warrants shares			$ 636		(636)
Issuance of exercised warrants shares, shares	[1]		63,645
Issuance of ordinary shares to service consultants		238,680	$ 530		238,150
Issuance of ordinary shares to service consultants, shares	[1]		53,040
Net income (loss) attributable to Golden Bull Limited		(3,425,981)					(3,425,981)
Net income (loss) attributable to noncontrolling interest		(111,145)							(111,145)
Foreign currency translation		(391,463)						(364,653)	(26,810)
Balance at Dec. 31, 2018		$ 12,078,252	$ 148,992	$ (45,457)	$ 15,855,220	$ 6,189	$ (4,319,902)	$ (33,947)	$ 467,156
Balance, shares at Dec. 31, 2018	[1]		14,899,185

[1]	Giving retroactive effect to the 260 for 1 split effected on November 3, 2017.